Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions

The Company received various accounting, human resource and information technology services from the Kitara Signing Holder, a significant shareholder of the Company. For the years ended December 31, 2013 and 2012, the Company recorded management fees for services performed by the Kitara Signing Holder on behalf of the Company of $250 and $399, respectively. As part of the K/N Merger Agreement, the Company was required to pay the Kitara Signing Holder cash equal to the amount of Kitara’s working capital at closing that exceeded $2,500. The Kitara Signing Holder and the Company have agreed to a working capital adjustment of $904. The total liability at the years ended December 31, 2013 and 2012 was $0 and $343, respectively.